Revenue Recognition - Summary of Contract Balances (Details) - Marketwise, LLC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Line Items]
Accounts receivable	$ 8,965	$ 12,398	$ 7,332	$ 818
Obligations for refunds	4,781	3,448	2,214	3,507
Deferred revenue – current	319,894	274,819	190,778	171,273
Deferred revenue – non-current	$ 382,797	$ 254,481	$ 160,907	$ 142,229